IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

July 31, 2013

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 33-11466 and 811-5017/CIK No. 810016

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 61 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 61 under the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page along with a conformed opinion of counsel. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (b) of Rule 485 to register three (3) new series, Ivy Funds VIP Pathfinder Moderate – Managed Volatility, Ivy Funds VIP Pathfinder Moderately Aggressive – Managed Volatility, and Ivy Funds VIP Pathfinder Moderately Conservative – Managed Volatility, of the Registrant.

In connection with the filing of this Amendment, I hereby represent that the Amendment does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-2227.

Very truly yours,

/s/Philip A. Shipp
Philip A. Shipp Assistant Secretary